Other Non-current Assets	12 Months Ended
Dec. 31, 2017
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Other Non-current Assets
25	OTHER NON-CURRENT ASSETS

	2017	2016
	RMB million	RMB million
Deposits relating to aircraft held under operating leases	217	285
Deferred pilot recruitment costs	1,288	1,182
Rebate receivables on aircraft acquisitions	65	83
Rental prepayment	—	426
Prepayment for acquisition of property, plant and equipment	681	299
Other long term assets	676	694

	2,927	2,969